Organization and Nature of Operations - Additional information (Detail) (USD $)	0 Months Ended		9 Months Ended
	Jun. 24, 2014	Jun. 25, 2014	Sep. 30, 2014
Business Acquisition [Line Items]
Non cash exchange of common share	138,500,000
Shares Issued		30,300,000
Common stock par value		$ 0.01	$ 0.01
Gross proceed to the company and selling stockholders		$ 818,100,000
Net proceeds from initial public offering		544,700,000
Underwriting discount and commissions			5,303,000
Stock Soldby Company [Member]
Business Acquisition [Line Items]
Shares Issued		21,500,000
Stock Soldby Selling Stockholders [Member]
Business Acquisition [Line Items]
Shares Issued		8,800,000
IPO [Member]
Business Acquisition [Line Items]
Underwriting discount and commissions		$ 35,800,000